GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of general information [Abstract]
GENERAL INFORMATION
NOTE 1 – GENERAL INFORMATION

a.	General

BioLineRx Ltd. (“BioLineRx”), headquartered in Modi’in, Israel, was incorporated and commenced operations in April 2003. BioLineRx and its subsidiaries (collectively, the “Company”) are engaged in the development (primarily in clinical stages) and commercialization of therapeutics, with a focus on the fields of oncology and hematology.

The Company’s American Depositary Shares (“ADSs”) are traded on the NASDAQ Capital Market, and its ordinary shares are traded on the Tel Aviv Stock Exchange. Each ADS represents 600 ordinary shares.

The Company has one wholly owned subsidiary, BioLineRx USA, Inc., incorporated in the U.S., which had been engaged in commercialization activities associated with the launch of motixafortide for stem-cell mobilization in the U.S., and which is now substantially inactive since the end of 2024 (see below). In addition, the Company is the controlling shareholder of Tetragon Biosciences Ltd. (“Tetragon”), a company incorporated in Israel in September 2025 for the development and commercialization of GLIX1, a clinical-stage, first-in-class, oral, small molecule targeting DNA damage response in glioblastoma and other cancers (see below and Note 17).

In September 2023, the U.S. Food and Drug Administration (“FDA”) approved motixafortide in stem cell mobilization for autologous transplantation for multiple myeloma patients, and the Company began to independently commercialize motixafortide in the U.S.

In October 2023, the Company out-licensed the rights to motixafortide for all indications in substantially all of Asia, and in November 2024, the Company out-licensed the global rights (other than in Asia) to motixafortide for all indications, other than solid tumors. In connection with the November 2024 transaction, the Company shut down its independent commercialization activities in the U.S., and entered into an agreement to repay a substantial portion of its outstanding debt, as well as restructure the remaining debt balance. Following these actions, the Company refocused its operations on development activities in Israel in the fields of oncology (including solid tumors) and rare diseases, at a significantly reduced annual cash burn rate.

b.	War in Israel

On October 7, 2023, an unprecedented invasion was launched against Israel from the Gaza Strip by terrorists from the Hamas terrorist organization that infiltrated Israel’s southern border and other areas within the country, attacking civilians and military targets while simultaneously launching extensive rocket attacks on the Israeli civilian population. These attacks resulted in extensive deaths, injuries and the kidnapping of civilians and soldiers. In response, the Security Cabinet of the State of Israel declared war against Hamas, with commencement of a military campaign against the terrorist organization, in parallel to its continued rocket and terror attacks. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement controlling parts of Yemen, and with Iran. It is also possible that other terrorist organizations, including Palestinian military organizations in the West Bank, will join the hostilities. On October 9, 2025, Israel, Hamas, the US, and other counties in the region agreed to a framework for a ceasefire in Gaza between Israel and Hamas.

In addition, in response to ongoing Iranian aggression and support of proxy attacks against Israel, on June 13, 2025, Israel conducted a series of preemptive defensive air strikes in Iran targeting Iran’s nuclear program and military commanders. While a ceasefire was reached in June 2025 following 12 days of hostilities, on February 28, 2026, the United States and Israel launched coordinated military strikes against Iran, including attacks on strategic military infrastructure and leadership targets, with the stated aim of degrading Iran’s capacity to conduct or support hostile operations against them. In response, Iran has fired missiles and drones toward population centers and military installations in Israel, Europe and neighboring countries in the Gulf region, and also launched counter-strikes against U.S. forces and allied bases throughout the Gulf region. Continued military escalation, retaliatory actions, or broader regional involvement may adversely affect economic conditions, disrupt markets, and create uncertainty that could negatively impact our business, financial condition and results of operations.

The length and severity of the current conflicts in Gaza, Lebanon, Iran and the broader region is unknown at this time, and there can be no assurance that certain ceasefires will hold or that military activities and hostilities will not continue to exist at varying levels of intensity. Any or all of these situations may potentially escalate in the future to more violent events or a greater regional conflict.

The Company’s headquarters and principal development operations are located in the State of Israel. In addition, all of its key employees, officers and directors are residents of Israel. The ongoing war and other hostilities in Israel have not, to date, materially impacted the Company’s business or operations. Nevertheless, since these are events beyond the Company’s control, their continuation or cessation may affect the Company’s operations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

c.	Going concern

The Company has incurred accumulated losses in the amount of $401 million through December 31, 2025, and it expects to continue incurring losses and negative cash flows from operations until the cash flows from its strategic partnerships reach a level to offset its ongoing development costs. In this regard, Company management monitors rolling forecasts of the Company’s liquidity reserves on the basis of anticipated cash flows and seeks to maintain liquidity balances at levels that are sufficient to meet its needs. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements into the first half of 2027.

The Company’s cash flow projections are subject to various risks and uncertainties concerning their fulfilment, and these factors and the risks inherent in the Company’s operations indicate that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) on the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the realization of capital inflows from its strategic partnerships and, if and when required, raising capital through the issuance of debt or equity securities. There are no assurances, however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in realizing the potential cash flows from its strategic partnerships and/or in raising capital, it may need to reduce activities, or curtail or cease operations.

d.	Change in ratio of ADSs

On January 30, 2025, the Company effected a change in the ratio of its ADSs to ordinary shares, from one ADS representing 15 ordinary shares to a new ratio of one ADS representing 600 ordinary shares. All ADSs and per ADSs amounts in these financial statements have been retroactively adjusted as if the change in ratio had been effected at the earliest date of these financial statements.

e.	Approval of consolidated financial statements

The consolidated financial statements of the Company for the year ended December 31, 2025 were approved by the Board of Directors on March 18, 2026, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer.